Income Taxes	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
Income Taxes	Income Taxes
For tax reporting purposes, the Company consolidates its entities under GLOBALFOUNDRIES Inc., a Cayman Islands entity as described in Note 1. Accordingly, the Company has presented the domestic portion of the disclosures below based on its country of domicile in the Cayman Islands.
As a Cayman Islands corporation, the Company’s domestic statutory income tax rate is 0.0%. The difference between the Company’s domestic statutory income tax rate and its (provision) benefit for income taxes is due to the effect of the tax rates in the other jurisdictions in which the Company operates. Principally, for the years ended December 31, 2020 and 2021, the Company is subject to United States’ federal and state taxes with a combined statutory tax rate of 22.05% and 22.10%, respectively; German corporation and trade taxes with a combined statutory tax rate of 31.58%; and Singapore’s statutory tax rate of 17%.
Income tax benefit (expense) consisted of the following:

	December 31, 2019	December 31, 2020	December 31, 2021
Current income tax expense:
Current income tax benefit (expense)	$(6,205)	$(28,713)	$1,686
Adjustments in respect of current income tax of previous year	103	98	(872)
Deferred tax
Net operating and investment allowance carryforwards	(216,582)	34,561	(78,043)
Currency effect on non-monetary assets of subsidiary	8,961	43,155	(36,859)
Other change in temporary differences	(10,338)	(36,834)	35,821
Income tax benefit (expense) reported in the consolidated statements of operations and comprehensive loss	(224,061)	12,267	(78,267)
A reconciliation between tax benefit and accounting profit multiplied by the Company’s statutory rate of 0% is as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
Loss before income taxes	$(1,147,125)	$(1,363,127)	$(175,664)
Foreign tax rate differential	10,567	58,505	(74,664)
Adjustments in respect to current income tax of previous years	103	98	(972)
Government grants exempt from tax	20,094	12,950	4,735
Deductible expense for tax purpose	1,944	(8,033)	(1,499)
Impact of unrecognized deferred tax assets	(246,465)	(62,734)	9,481
Non-deductible expenses for tax purposes	569	—	(4,067)
Effects of foreign exchange gains (loss)	(10,347)	40,256	(22,021)
Impact of change in liability for uncertain tax positions	(77)	8,922	6,992
Withholding Tax	—	(33,504)	—
Other effects	(449)	(4,193)	3,748
Income tax benefit (expense)	$(224,061)	$12,267	$(78,267)
Effective income tax rate	19.53%	(0.90)%	44.55%
The Company has determined that it is probable that 100% of deferred tax assets can be realized in Singapore. The Company has determined that realization of deferred taxes associated with loss carryforwards is limited to reserves for uncertain tax positions in the United States that would generate future taxable income, and deferred tax assets resulting from consolidation of AMTC and BAC.
In 2019, a decrease in net deferred tax assets of $189,614 was recorded for the Company’s German subsidiary mainly due to a write-down of deferred tax assets on loss carryforwards because the Company has changed how the German operations are compensated from a cost-plus-reimbursement approach to a resale, or buy-sell compensation arrangement. The ability to forecast future profit under the new intercompany pricing approach is less certain compared to prior cost plus concept, which requires an incremental tax expense write-down of German deferred tax assets.
In 2020, Singapore recorded a tax benefit of $63,655 (included under “Foreign tax rate differential” of $58,505) relating to a revaluation of deferred tax liabilities after satisfying investment conditions necessary for an extension of a lower tax rate incentive during the year. The conditions that were required for the reduced tax rate related to fixed asset investment, increased wafer production, targeted research projects, and increased employment.
In 2020, the Company recorded withholding tax amounting to $33,504, triggered primarily from a legal settlement.
Components of the Company’s deferred tax assets and liabilities are attributable as follows:

	December 31, 2020	December 31, 2021
Accelerated depreciation on property, plant and equipment	$(589,699)	$(458,482)
Losses, credits and investment allowances available for offsetting against future taxable income	648,141	394,021
Accrued expenses	313,404	348,710
Inventory	67,692	65,084
Other comprehensive income	(2,677)	111
Currency effect	(718)	(8,386)
Deferred income	13,363	9,657
Other	(14,362)	(249)
Net deferred tax assets	$435,144	$350,466
The classification of the net deferred tax assets (liabilities) in the statements of financial position is as follows:

	December 31, 2020	December 31, 2021
Deferred tax assets	$443,566	$352,770
Deferred tax liabilities	(8,422)	(2,304)
Net deferred tax assets	$435,144	$350,466
Total unrecognized deferred tax assets as of December 31, 2020 and 2021 was $3,231,522 and $3,355,488, respectively. The Company does not anticipate any significant changes to the total amounts of unrecognized deferred tax assets within the next 12 months of the reporting date.
As of December 31, 2020 and 2021, the Company has accumulated corporate losses in Germany of $1,305,372 and $1,182,005, respectively, and trade tax losses in Germany of $998,114 and $897,586, respectively. Except for a fully deductible base amount, utilization of German net operating loss carryforwards is limited to 60% of taxable income in any one year. German net operating losses do not expire with the passage of time, but may forfeit partially or completely as a result of legal entity restructurings.
As of December 31, 2020 and 2021, the Company has unutilized capital allowances on the property and equipment held in Singapore of $1,609,695 and $1,168,847, respectively, and unutilized tax losses available for carryforward of $58,484 and $58,484, respectively. Under Singapore tax law, unutilized capital allowances and unutilized tax losses are deductible to the extent of income available. Unutilized capital allowances and unutilized tax losses can be carried forward indefinitely subject to compliance with the conditions that there is no substantial change in shareholders and no change in the Company’s principal activities, where applicable. As of December 31, 2020 and 2021, the Company has investment allowances of $843,336 and $843,336, respectively in Singapore which can be carried forward indefinitely. These carryforward tax attributes have been fully recognized as deferred tax assets.
As of December 31, 2020 and 2021, the Company has gross operating loss carryforwards in the United States of $8,095,256 and $8,065,586, respectively; $6,532,886 will expire in years 2029 through 2037. As of December 31, 2020 and 2021, the Company has $853,519 and $853,519, respectively of California gross operating loss carryforwards and, in the other states in which it operates, it has gross operating loss carryforwards of $970,016 and $963,307, respectively. The state carryforwards expire beginning in 2023. In addition, the Company has U.S. research and development tax credit carryforwards of $144,282 and $145,683 for the years December 31, 2020 and 2021, respectively, that will expire in years 2030 through 2041. The Company has California research and development tax credits of $14,889 and $15,412 as of December 31, 2020 and 2021, respectively, that do not expire. In addition, the Company has nonrefundable New York Empire Zone credit carryforwards of $1,115,078 and $1,115,078 as of December 31, 2020 and 2021, respectively, that do not expire. Five other states have research and development tax credits, Texas, Minnesota, Vermont, North Carolina, and New Jersey for which the Company has calculated a total credit carryforward of $8,132 and $8,217 for the years December 31, 2020 and 2021, respectively. These credits have a carryforward that expire between 2030 through 2039. These carryforward attributes have not been recognized as deferred tax assets.
At December 31, 2020 and 2021, no deferred tax liabilities were recorded for taxes that would be payable on the undistributed earnings of certain of the Company’s subsidiaries as the Company is able to control the timing of the distributions and does not anticipate requiring any distributions for the foreseeable future.
A reconciliation of deferred taxes, net is as follows:

	December 31, 2020	December 31, 2021

Beginning balance	$407,459	$435,144
Tax expense recognized to consolidated statements of operations	40,882	(79,081)
Tax benefit (expense) recognized to other comprehensive loss	(2,106)	2,788
Tax benefit (expense) recognized from acquisition of subsidiaries	(10,379)	—
Uncertain tax positions and others	(712)	(8,385)
Ending balance	$435,144	$350,466
As of December 31, 2020 and 2021, the Company’s current tax receivables were $113 and $267, respectively, related to its subsidiaries in Europe.
As of December 31, 2020 and 2021, the Company’s current income tax payable of $30,609 and $13,884, respectively, is composed of $2,491, $11,836, $16,282 and $2,001, $2,519, $9,364 for entities incorporated in Europe, the United States/Cayman Islands and Singapore, respectively. The current income tax payable amounts include the following uncertain tax provisions: $9,276 in the United States for December 31, 2020 and $0 for December 31, 2021; $16,175 and $9,159 in Singapore for December 31, 2020 and 2021, respectively, for exposure arising from unutilized capital allowances and domestic related party transactions. Europe had no current income taxable amounts included in uncertain tax provisions for either December 31, 2020 or 2021. The $9,276 United States uncertain tax provision was reclassified against deferred tax assets.